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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Bluecrest Capital Management Limited
Address:      40 Grosvenor Place, London, SW1X 7AW, United Kingdom


Form 13F File Number:      028-11935

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark Jessop
Title:   Operations Manager
Phone:   + 44 (0) 20 3180 5804

Signature, Place, and Date of Signing:

 /s/ Mark Jessop                        London, UK               May 8, 2008
--------------------------        ----------------------     -----------------
      [Signature]                      [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          N/A
                                                                   -------------

Form 13F Information Table Entry Total:                                      22
                                                                   -------------

Form 13F Information Table Value Total:                                  $61,314
                                                                   -------------
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File                      Number Name
         ---------         -------------------------          ------------------

         NONE


                                              Bluecrest Capital Management Limited
                                                   Form 13F Information Table
                                                  Quarter ended March 31, 2008

                                                                                      INVESTMENT DISCRETION       VOTING AUTHORITY

                                                      FAIR MARKET
                                                         VALUE    SHARES OR
                                TITLE OF       CUSIP      (IN     PRINCIPAL SH/ PUT/       SHARED- SHARED- OTHER
ISSUER                            CLASS       NUMBER   THOUSANDS)   AMOUNT  PRN CALL  SOLE DEFINED OTHER   MNGRS** SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRMEDIA GROUP INC            SPONSORED ADR  009411109    $604     38,000   SH          X                        38,000
------------------------------------------------------------------------------------------------------------------------------------
BEAR STEARNS COS INC               COM       073902108   $3,619    345,000  SH          X                       345,000
------------------------------------------------------------------------------------------------------------------------------------
CEMEX SAB DE CV                SPON ADR NEW  151290889   $3,022    116,000  SH          X                       116,000
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                      COM       172967101   $2,806    131,000  SH          X                       131,000
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                      COM       172967101    $490     200,000  SH   CALL   X                       200,000
------------------------------------------------------------------------------------------------------------------------------------
CME GROUP INC                      COM       12572Q105   $3,752     8,000   SH          X                        8,000
------------------------------------------------------------------------------------------------------------------------------------
ENERNOC INC                        COM       292764107    $301     26,447   SH          X                        26,447
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN              COM       313586109    $400     15,200   SH          X                        15,200
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN              COM       313586109    $100     100,000  SH   CALL   X                       100,000
------------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOMICO MEXICANO    SPON ADR UNITS 344419106   $3,646    87,269   SH          X                        87,269
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER
& GO                               COM       35671D857    $577      6,000   SH          X                        6,000
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                         COM       458140100   $1,543    72,875   SH          X                        72,875
------------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                    MSCI MEXICO   464286822  $15,493    262,165  SH          X                       262,165
------------------------------------------------------------------------------------------------------------------------------------
I SHARES TR                   S&P 100 IDX FD 464287101   $9,478    154,200  SH          X                       154,200
------------------------------------------------------------------------------------------------------------------------------------
I SHARES TR                   MSCI EMERG MKT 464287234   $4,568    34,000   SH          X                        34,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION       VOTING AUTHORITY

                                                      FAIR MARKET
                                                         VALUE    SHARES OR
                                TITLE OF       CUSIP      (IN     PRINCIPAL SH/ PUT/       SHARED- SHARED- OTHER
ISSUER                            CLASS       NUMBER   THOUSANDS)   AMOUNT  PRN CALL  SOLE DEFINED OTHER   MNGRS** SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
MOLECULAR INSIGHT PHARM INC        COM       60852M104    $166     24,671   SH          X                        24,671
------------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR          SBI INT-FINL  81369Y605   $5,200    209,088  SH          X                       209,088
------------------------------------------------------------------------------------------------------------------------------------
TAKE-TWO INTERACTIVE SOFTWARE      COM       874054109    $411     16,100   SH          X                        16,100
------------------------------------------------------------------------------------------------------------------------------------
TAKE-TWO INTERACTIVE SOFTWARE      COM       874054109    $65      100,000  SH   PUT    X                       100,000
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                        COM       879664100   $2,819    517,267  SH          X                       517,267
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                        COM       879664100   $2,016    100,000  SH   PUT    X                       100,000
------------------------------------------------------------------------------------------------------------------------------------
VANCEINFO TECHNOLOGIES INC         ADR       921564100    $238     35,000   SH          X                        35,000
------------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value                                 $61,314
(in thousands)

